Land Use Right, Net (Details) - Schedule of Land Use Right, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 1,198,186	$ 220,178
Less: accumulated amortization	(73,782)	(65,814)
Land use right, net	$ 1,124,404	$ 154,364